	BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND
Schedule of Investments		June 30, 2023 (unaudited)
		Shares	Fair Value
96.66%	COMMON STOCKS
25.98%	BUSINESS SERVICES
	ANSYS, Inc.(a) . . . . . . . . . . . .	564,640	$ 186,483,653
	Clearwater Analytics Holdings, Inc.(a) . .	1,099,014	17,441,352
	Enfusion, Inc.(a)(b) . . . . . . . . . . .	5,517,481	61,906,137
	Guidewire Software, Inc.(a) . . . . . .	1,718,239	130,723,623
	nCino, Inc.(a) . . . . . . . . . . . .	2,433,491	73,296,749
	Paycom Software, Inc. . . . . . . . .	569,880	183,068,251
	PROS Holdings, Inc.(a)(b) . . . . . . . .	2,008,318	61,856,194
	Q2 Holdings, Inc.(a) . . . . . . . . .	1,663,214	51,393,313
	Tyler Technologies, Inc.(a) . . . . . . .	452,129	188,298,165
			954,467,437
5.66%	CONSUMER RELATED
	Alarm.com Holding, Inc.(a)(b) . . . . . .	2,813,038	145,377,804
	Olo, Inc. - Class A(a)(b) . . . . . . . . .	9,676,684	62,511,379
			207,889,183
12.68%	INDUSTRIAL PRODUCTS & SERVICES
	Balchem Corp. . . . . . . . . . . .	79,942	10,776,981
	Cognex Corp. . . . . . . . . . . .	3,005,819	168,385,980
	Energy Recovery, Inc.(a) . . . . . . .	1,070,516	29,920,922
	Helios Technologies, Inc.(b) . . . . . .	1,743,933	115,256,532
	Proto Labs, Inc.(a) . . . . . . . . . .	195,190	6,823,842
	Vicor Corp.(a) . . . . . . . . . . . .	1,127,425	60,880,950
	Xometry, Inc.(a)(b) . . . . . . . . . . .	3,483,559	73,781,780
			465,826,987
21.85%	INFORMATION/KNOWLEDGE MANAGEMENT
	Alteryx, Inc. - Class A(a) . . . . . . . .	412,951	18,747,975
	AppFolio, Inc. - Class A(a)(b) . . . . . .	1,160,213	199,719,066
	Datadog, Inc. - Class A(a) . . . . . . .	1,952,202	192,057,633
	Manhattan Associates, Inc.(a) . . . . .	975,021	194,887,197
	Smartsheet, Inc. - Class A(a) . . . . . .	3,714,022	142,098,482
	Workiva Inc.(a) . . . . . . . . . . . .	543,092	55,210,733
			802,721,086

See Notes to Schedule of Investments

QUARTERLY REPORT

	BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND
Schedule of Investments - continued		June 30, 2023 (unaudited)
		Shares	Fair Value
27.11%	MEDICAL/HEALTHCARE
	10X Genomics, Inc.(a) . . . . . . . . .	1,653,265	$92,318,318
	Bio-Techne Corp. . . . . . . . . . .	1,843,654	150,497,476
	Cytek Biosciences, Inc.(a) . . . . . . .	5,426,165	46,339,449
	Glaukos Corp.(a) . . . . . . . . . . .	1,457,910	103,817,771
	Inari Medical, Inc.(a) . . . . . . . . .	273,963	15,928,209
	Inogen, Inc.(a) . . . . . . . . . . . .	769,900	8,892,345
	Ironwood Pharmaceuticals, Inc.(a) . . .	1,772,312	18,857,400
	OrthoPediatrics Corp.(a)(b) . . . . . . .	1,955,640	85,754,814
	QuidelOrtho Corp.(a) . . . . . . . . .	156,718	12,985,653
	Repligen Corp.(a) . . . . . . . . . .	795,717	112,562,127
	Shockwave Medical, Inc.(a) . . . . . .	12,472	3,559,633
	Tandem Diabetes Care, Inc.(a) . . . . .	852,000	20,908,080
	Veeva Systems, Inc. - Class A(a) . . . .	902,129	178,377,967
	Vericel Corp.(a)(b) . . . . . . . . . . .	3,869,381	145,372,644
			996,171,886
3.38%	MISCELLANEOUS
	Cryoport, Inc.(a)(b) . . . . . . . . . . .	4,458,764	76,913,679
	Neogen Corp.(a) . . . . . . . . . . .	2,175,915	47,326,151
			124,239,830
96.66%	TOTAL COMMON STOCKS . . . . . .	. . . . . . .	3,551,316,409
3.28%	SHORT-TERM INVESTMENTS
	First American Treasury Obligation
	Fund - Institutional Class 4.97%(c) . .	120,623,533	120,623,533
99.94%	TOTAL VALUE OF INVESTMENTS . . .	. . . . . . .	3,671,939,942
0.06%	Other assets, net of liabilities . . . . .	. . . . . . . .	2,138,835
100.00%	NET ASSETS . . . . . . . . . . . .	. . . . . . . .	$3,674,078,777

(a)Non-income producing

(b)Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.

(c)Effective 7 day yield as of June 30, 2023

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

Schedule of Investments - continued	June 30, 2023 (unaudited)
Summary of Investments by Sector
	% of
Sector	Net Assets	Value
Medical/Health Care . . . . . . . . . . . . .	27.11%	$996,171,886
Business Services . . . . . . . . . . . . . .	25.98%	954,467,437
Information/Knowledge Management . . . . .	21.85%	802,721,086
Industrial Products & Systems . . . . . . . .	12.68%	465,826,987
Consumer Related . . . . . . . . . . . . .	5.66%	207,889,183
Miscellaneous . . . . . . . . . . . . . . .	3.38%	124,239,830
Short-Term Investments . . . . . . . . . . .	3.28%	120,623,533
Other assets, net of liabilities . . . . . . . . .	0.06%	2,138,835
Total . . . . . . . . . . . . . . . . . . . .	100.00%	$3,674,078,777

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting pursposes than for other reporting and compliance purposes. The classification for purposes of this financial report are unaudited.

See Notes to Schedule of Investments

QUARTERLY REPORT

	BROWN CAPITAL MANAGEMENT MID COMPANY FUND
Schedule of Investments		June 30, 2023 (unaudited)
		Shares	Fair Value
99.34%	COMMON STOCKS
19.18%	BUSINESS SERVICES
	Bright Horizons Family Solutions(a) . . . .	21,232	$ 1,962,898
	Envestnet, Inc.(a) . . . . . . . . . . . .	11,353	673,801
	Equifax, Inc. . . . . . . . . . . . . .	9,699	2,282,175
	Five9, Inc.(a) . . . . . . . . . . . . . .	21,450	1,768,552
	Jack Henry & Associates, Inc. . . . . . .	9,674	1,618,750
	Paycom Software, Inc. . . . . . . . . .	8,249	2,649,909
	Tyler Technologies, Inc.(a) . . . . . . . .	7,335	3,054,807
			14,010,892
5.30%	CONSUMER RELATED
	Chipotle Mexican Grill, Inc.(a) . . . . . .	830	1,775,370
	Expedida, Inc.(a) . . . . . . . . . . . .	2,351	257,176
	O’Reilly Automotive, Inc.(a) . . . . . . .	441	421,287
	Tractor Suppy Co. . . . . . . . . . . .	1,537	339,831
	Ulta Beauty, Inc.(a) . . . . . . . . . . .	2,289	1,077,192
			3,870,856
9.63%	FINANCIAL SERVICES
	Broadridge Financial Solutions . . . . .	13,285	2,200,395
	FleetCor Technologies, Inc.(a) . . . . . .	12,036	3,021,999
	MarketAxess Holdings, Inc. . . . . . . .	4,950	1,294,029
	T. Rowe Price Group, Inc. . . . . . . . .	4,637	519,437
			7,035,860
12.83%	INDUSTRIAL PRODUCTS & SYSTEMS
	Cognex Corp. . . . . . . . . . . . .	35,399	1,983,052
	Entegris, Inc. . . . . . . . . . . . . .	16,892	1,871,971
	Fastenal Co. . . . . . . . . . . . . .	9,526	561,939
	RBC Bearings, Inc. . . . . . . . . . .	6,705	1,458,136
	Simpson Manufacturing Co., Inc. . . . .	14,263	1,975,425
	SiteOne Landscape Supply, Inc.(a) . . . .	9,071	1,518,123
			9,368,646

See Notes to Schedule of Investments

QUARTERLY REPORT

	BROWN CAPITAL MANAGEMENT MID COMPANY FUND
Schedule of Investments - continued		June 30, 2023 (unaudited)
		Shares	Fair Value
25.93%	INFORMATION/KNOWLEDGE MANAGEMENT
	Ansys, Inc.(a) . . . . . . . . . . . . .	6,003	$1,982,611
	Autodesk, Inc.(a) . . . . . . . . . . . .	12,183	2,492,764
	Bentley Sysems, Inc. . . . . . . . . . .	54,123	2,935,090
	Guidewire Software, Inc.(a) . . . . . . .	10,479	797,242
	HubSpot, Inc.(a) . . . . . . . . . . . .	5,873	3,124,965
	Manhattan Associates, Inc.(a) . . . . . .	18,740	3,745,751
	Shopify, Inc.(a) . . . . . . . . . . . . .	59,829	3,864,953
			18,943,376
26.47%	MEDICAL/HEALTH CARE
	Align Technology, Inc.(a) . . . . . . . .	9,769	3,454,709
	Charles River Laboratories International(a)	14,326	3,012,041
	DexCom, Inc.(a) . . . . . . . . . . . .	22,107	2,840,971
	Edwards Lifesciences Corp.(a) . . . . . .	16,760	1,580,971
	Insulet Corp.(a) . . . . . . . . . . . .	8,483	2,445,988
	Jazz Pharmaceuticals PLC(a) . . . . . .	1,070	132,648
	Masimo Corp.(a) . . . . . . . . . . . .	3,275	538,901
	Omnicell, Inc.(a) . . . . . . . . . . . .	35,092	2,585,228
	Teladoc Health, Inc.(a) . . . . . . . . .	4,421	111,940
	Veeva Systems, Inc. - Class A(a) . . . . .	12,220	2,416,261
	Zoetis, Inc. . . . . . . . . . . . . . .	1,249	215,090
			19,334,748
99.34%	TOTAL COMMON STOCKS . . . . . . . .	. . . . . .	72,564,378
0.62%	SHORT-TERM INVESTMENTS
	First American Treasury Obligation Fund
	Institutional Class 4.97(b) . . . . . . .	453,013	453,013
99.96%	TOTAL INVESTMENTS . . . . . . . . . .	. . . . . .	73,017,391
0.04%	Other assets, net of liabilities . . . . . . . .	. . . . . .	32,094
100.00%	NET ASSETS . . . . . . . . . . . . . . .	. . . . . .	$73,049,485

(a)Non-income producing

(b)Effective 7 day yield as of June 30, 2023

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MID COMPANY FUND

Schedule of Investments - continued	June 30, 2023 (unaudited)
Summary of Investments by Sector
	% of
Sector	Net Assets	Value
Medical/Health Care . . . . . . . . . . . . . .	26.47%	$ 19,334,748
Information/Knowledge Management . . . . . . .	25.93%	18,943,376
Business Services . . . . . . . . . . . . . . .	19.18%	14,010,892
Industrial Products & Systems . . . . . . . . . .	12.83%	9,368,646
Financial Services . . . . . . . . . . . . . . .	9.63%	7,035,860
Consumer Related . . . . . . . . . . . . . . .	5.30%	3,870,856
Short-Term Investments . . . . . . . . . . . . .	0.62%	453,013
Other assets, net of liabilities . . . . . . . . . .	0.04%	32,094
Total . . . . . . . . . . . . . . . . . . . . .	100.00%	$ 73,049,485

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting pursposes than for other reporting and compliance purposes. The classification for purposes of this financial report are unaudited.

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

Schedule of Investments		June 30, 2023 (unaudited)
		Shares	Fair Value
97.34%	COMMON STOCKS
2.75%	ARGENTINA
	Mercadolibre Inc.(a) . . . . . . . . . . .	1,628	$ 1,928,529
7.80%	AUSTRALIA
	Atlassian Corp. PLC(a) . . . . . . . . . .	7,647	1,283,243
	Cochlear Ltd. . . . . . . . . . . . . .	16,646	2,540,102
	REA Group Ltd. . . . . . . . . . . . .	17,380	1,655,960
			5,479,305
5.71%	CANADA
	The Descartes Systems Group Inc.(a) . . .	32,385	2,594,222
	Shopify Inc.(a) . . . . . . . . . . . . .	21,912	1,415,515
			4,009,737
10.57%	DENMARK
	Chr Hansen Holding A/S . . . . . . . .	28,991	2,012,184
	Novo Nordisk A/S . . . . . . . . . . .	19,890	3,204,670
	SimCorp A/S . . . . . . . . . . . . . . . . . . . . . . . . . . .	20,834	2,207,515
			7,424,369
4.14%	FRANCE
	Dassault Systemes SE . . . . . . . . .	45,718	2,026,684
	Ipsen SA . . . . . . . . . . . . . . .	7,303	878,190
			2,904,874
7.03%	GERMANY
	Carl Zeiss Meditec AG . . . . . . . . .	19,458	2,102,879
	Rational AG . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,875	1,356,501
	SAP SE . . . . . . . . . . . . . . . .	10,836	1,479,690
			4,939,070

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

Schedule of Investments - continued		June 30, 2023 (unaudited)
		Shares	Fair Value
2.11%	HONG KONG
	Kingdee International Software
	Group Co. Ltd.(a) . . . . . . . . . . .	610,146	$ 816,020
	Kingsoft Corp. Ltd. . . . . . . . . . . . . . . . . . . . . . .	169,643	667,877
			1,483,897
7.40%	IRELAND
	Flutter Entertainment PLC(a) . . . . . . .	10,442	2,099,407
	Icon PLC(a) . . . . . . . . . . . . . . .	12,388	3,099,478
			5,198,885
4.33%	ISRAEL
	Check Point Software Technologies Ltd.(a) .	7,883	990,262
	CyberArk Software Ltd.(a) . . . . . . . .	10,878	1,700,558
	Mobileye Global Inc. - A . . . . . . . . .	9,112	350,083
			3,040,903
1.61%	ITALY
	Azimut Holding SPA . . . . . . . . . .	52,381	1,129,162
7.58%	JAPAN
	CyberAgent Inc. . . . . . . . . . . . .	115,200	836,686
	GMO Payment Gateway, Inc. . . . . . .	16,300	1,265,186
	Kakaku.com, Inc. . . . . . . . . . . . .	72,400	1,035,110
	M3, Inc. . . . . . . . . . . . . . . . .	33,900	730,414
	MonotaRO Co. Ltd. . . . . . . . . . . .	115,400	1,457,945
			5,325,341
4.39%	NETHERLAND
	ASML Holding NV . . . . . . . . . . .	2,304	1,666,869
	Wolters Kluwer NV . . . . . . . . . . .	11,073	1,405,240
			3,072,109
2.51%	NEW ZEALAND
	Xero Ltd.(a) . . . . . . . . . . . . . . .	22,218	1,760,230

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

Schedule of Investments - continued		June 30, 2023 (unaudited)
		Shares	Fair Value
1.21%	NORWAY
	Autostore Holdings LTD(a) . . . . . . . .	389,782	$851,568
2.30%	POLAND
	Inpost S.A.(a) . . . . . . . . . . . . . .	148,824	1,613,578
1.80%	SPAIN
	Grifols SA(a) . . . . . . . . . . . . . .	98,814	1,265,879
12.50%	SWITZERLAND
	Chocoladefabriken Lindt & Sprungli AG . .	110	1,381,375
	Givaudan SA . . . . . . . . . . . . .	694	2,298,989
	Partners Group Holding AG . . . . . . .	1,541	1,448,976
	Tecan Group AG . . . . . . . . . . . .	4,267	1,636,148
	Temenos Group AG . . . . . . . . . .	25,302	2,011,043
			8,776,531
11.60%	UNITED KINGDOM
	Abcam PLC(a) . . . . . . . . . . . . .	100,451	2,458,036
	AJ Bell PLC . . . . . . . . . . . . . .	362,094	1,476,152
	Dechra Pharmaceuticals PLC . . . . . .	16,569	775,633
	Diageo PLC . . . . . . . . . . . . . .	29,572	1,269,035
	Ocado Group PLC(a) . . . . . . . . . .	106,111	765,444
	RELX PLC . . . . . . . . . . . . . . .	42,059	1,400,008
			8,144,308
97.34%	TOTAL COMMON STOCKS . . . . . . . .	. . . . . .	68,348,275
3.03%	SHORT-TERM INVESTMENTS
	First American Treasury Obligation Fund -
	Institutional Class 4.97% (b) . . . . . .	2,130,763	2,130,763
100.37%	TOTAL INVESTMENTS . . . . . . . . . .	. . . . . .	70,479,038
(0.37%)	Liabilities in excess of other assets . . . . .	. . . . . .	(263,952)
100.00%	NET ASSETS . . . . . . . . . . . . . .	. . . . . . .	$70,215,086

(a)Non-income producing

(b)Effective 7 day yield as of June 30, 2023

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

Schedule of Investments - continued	June 30, 2023 (unaudited)
Summary of Investments by Sector
	% of
Sector	Net Assets	Value
Information Technology . . . . . . . . . . . . .	31.17%	$ 21,884,915
Health Care . . . . . . . . . . . . . . . . . .	26.62%	18,691,428
Industrials . . . . . . . . . . . . . . . . . . .	11.51%	8,084,841
Consumer Discretionary . . . . . . . . . . . .	7.32%	5,143,463
Materials . . . . . . . . . . . . . . . . . . .	6.14%	4,311,173
Financials . . . . . . . . . . . . . . . . . . .	5.77%	4,054,289
Communication Services . . . . . . . . . . . .	5.02%	3,527,756
Consumer Staples . . . . . . . . . . . . . . .	3.77%	2,650,410
Short-Term Investments . . . . . . . . . . . . .	3.03%	2,130,763
Liabilities in excess of other assets . . . . . . . .	(0.37%)	(263,952)
Total . . . . . . . . . . . . . . . . . . . . .	100.00%	$ 70,215,086

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classification for purposes of this financial report are unaudited.

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Schedule of Investments		June 30, 2023 (unaudited)
		Shares	Fair Value
97.73%	COMMON STOCKS
10.61%	AUSTRALIA
	Pro Medicus Ltd. . . . . . . . . . .	627,027	$ 27,417,499
	REA Group Ltd. . . . . . . . . . . .	1,248,294	118,937,016
	WiseTech Global Ltd. . . . . . . . .	2,265,288	120,435,287
			266,789,802
9.94%	CANADA
	The Descartes Systems Group Inc.(a) . .	1,531,075	122,647,804
	Kinaxis, Inc.(a) . . . . . . . . . . . .	890,394	127,232,749
			249,880,553
5.27%	DENMARK
	Ambu A/S(a) . . . . . . . . . . . . .	5,395,985	88,292,185
	SimCorp A/S . . . . . . . . . . . . . . . . . . . . . . . .	415,838	44,061,094
			132,353,279
11.91%	FRANCE
	Esker Sa . . . . . . . . . . . . . .	293,375	44,370,240
	Interparfums Sa . . . . . . . . . . .	1,893,383	134,914,081
	Lectra(b) . . . . . . . . . . . . . .	2,818,673	83,967,802
	SES-imagotag SA (a) . . . . . . . . .	353,185	36,227,265
			299,479,388
9.74%	GERMANY
	Evotec SE (a) . . . . . . . . . . . .	4,054,743	91,189,906
	Nexus AG(b) . . . . . . . . . . . . .	1,385,636	85,428,552
	Stratec Biomedical AG(b) . . . . . . .	984,835	68,133,104
			244,751,562
1.11%	HONG KONG
	Kingdee International Software Group
	Co. Ltd.(a) . . . . . . . . . . . . .	20,813,492	27,836,319

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Schedule of Investments - continued		June 30, 2023 (unaudited)
		Shares	Fair Value
2.12%	INDIA
	Crisil Ltd. . . . . . . . . . . . . . .	1,120,913	$ 53,328,466
0.64%	IRELAND
	Flutter Entertainment PLC(a) . . . . . .	80,089	16,102,222
6.35%	ISRAEL
	CyberArk Software Ltd.(a) . . . . . . .	627,378	98,078,003
	Global-E Onlilne Ltd.(a) . . . . . . . .	1,504,650	61,600,371
			159,678,374
2.15%	ITALY
	Azimut Holding SPA . . . . . . . . .	2,510,898	54,126,700
9.26%	JAPAN
	GMO Payment Gateway, Inc. . . . . .	436,235	33,860,023
	HIDAY HIDAKA Corp.(b) . . . . . . . .	2,817,984	45,815,797
	Kakaku.com, Inc. . . . . . . . . . .	2,505,387	35,819,768
	M3, Inc. . . . . . . . . . . . . . .	352,521	7,595,466
	SMS Co. Ltd. . . . . . . . . . . . .	2,388,180	47,550,096
	Software Service, Inc.(b) . . . . . . .	483,825	36,045,038
	Towa Pharmaceutical Co. Ltd. . . . . .	2,116,495	25,976,733
			232,662,921
7.06%	SWEDEN
	Fortnox AB . . . . . . . . . . . . .	4,923,808	29,071,666
	Hemnet Group AB . . . . . . . . .	3,938,047	68,936,407
	MIPS AB . . . . . . . . . . . . . .	583,017	28,876,919
	Sectra AB . . . . . . . . . . . . .	3,021,793	50,683,785
			177,568,777
1.03%	SWITZERLAND
	Partners Group Holding AG . . . . .	27,480	25,838,968

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Schedule of Investments - continued		June 30, 2023 (unaudited)
		Shares	Fair Value
20.54%	UNITED KINGDOM
	Abcam PLC(a) . . . . . . . . . . . .	6,320,253	$154,656,591
	AJ Bell PLC . . . . . . . . . . . . .	14,733,690	60,064,954
	Dechra Pharmaceuticals PLC . . . . .	2,450,833	114,729,114
	PayPoint PLC . . . . . . . . . . . .	3,620,922	22,188,150
	Playtech PLC(a) . . . . . . . . . . .	612,832	4,591,959
	Rightmove PLC . . . . . . . . . . .	6,620,257	43,989,312
	Victrex PLC . . . . . . . . . . . . .	2,705,492	47,828,865
	Videndum PLC . . . . . . . . . . .	2,022,127	17,771,296
	YouGov PLC . . . . . . . . . . . .	3,991,381	50,690,640
			516,510,881
97.73%	TOTAL COMMON STOCKS . . . . .	. . . . . . . .	2,456,908,212
2.25%	SHORT-TERM INVESTMENTS
	First American Treasury Obligation
	Fund - Institutional Class 4.97(c) . . .	56,645,214	56,645,214
99.98%	TOTAL INVESTMENTS . . . . . . .	. . . . . . . .	2,513,553,426
0.02%	Other assets, net of liabilities . . . . .	. . . . . . . .	588,815
100.00%	NET ASSETS . . . . . . . . . . . .	. . . . . . . .	$2,514,142,241

(a)Non-income producing

(b)Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.

(c)Effective 7 day yield as of June 30, 2023

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Schedule of Investments - continued	June 30, 2023 (unaudited)
Summary of Investments by Sector
	% of
Sector	Net Assets	Value
Information/Knowledge Management . . . . .	30.86%	$775,685,897
Business Services . . . . . . . . . . . . . .	28.73%	722,148,475
Medical/Health Care . . . . . . . . . . . . .	17.03%	428,248,519
Consumer Related . . . . . . . . . . . . .	9.87%	248,072,276
Miscellaneous . . . . . . . . . . . . . . .	6.00%	150,956,379
Industrial Products & Systems . . . . . . . .	5.24%	131,796,667
Short-Term Investments . . . . . . . . . . .	2.25%	56,645,214
Other assets, net of liabilities . . . . . . . . .	0.02%	588,814
Total . . . . . . . . . . . . . . . . . . . .	100.00%	$2,514,142,241

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classification for purposes of this financial report are unaudited.

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments	June 30, 2023 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), The Brown Capital Management International All Company (“International All Company Fund”) and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-ended management investment company. Each of the Funds in this report is classified as a diversified, open-end, management investment company, as those terms are defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long- term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $500 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the Mid Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective by investing in equity securities of companies with total operating revenues of $500 million to $2.5 billion at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International All Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International All Company Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014 the Fund began to offer Institutional Shares.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued June 30, 2023 (unaudited)

seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment. The Fund commenced operations on September 30, 2015 and offers Investor and Institutional Share classes.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting reporting guidance of the Financial Accounting Standards Board Accounting Codification Topic 946 Financial Services – Investment Companies.

Fair Value Measurement

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued June 30, 2023 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of June 30, 2023:

Small Company Fund:

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$3,551,316,409	$—	$—	$3,551,316,409
Short-Term Investments . . .	120,623,533	—	—	120,623,533
Total . . . . . . . . . . . .	$3,671,939,942	$—	$—	$3,671,939,942

Mid Company Fund:

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$72,564,378	$—	$—	$72,564,378
Short-Term Investments . . .	453,013	—	—	453,013
Total . . . . . . . . . . . .	$73,017,391	$—	$—	$73,017,391

International All Company Fund:

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$68,348,275	$—	$—	$68,348,275
Short-Term Investments . . .	2,130,763	—	—	2,130,763
Total . . . . . . . . . . . .	$70,479,038	$—	$—	$70,479,038

	17

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued		June 30, 2023 (unaudited)
International Small Company Fund:
		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$2,456,908,213	$—	$—	$2,456,908,213
Short-Term Investments . . .	56,645,214	—	—	56,645,214
Total . . . . . . . . . . . .	$2,513,553,427	$—	$—	$2,513,553,427

* See Schedule of Investments for sector/country classifications.

For the period ended June 30, 2023 the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Foreign Currency Translation (International All Company Fund and International Small Company Fund)

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies

Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the three months ended June 30, 2023 the Small Company Fund and International Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

QUARTERLY REPORT

		BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
Notes to Schedules of Investments - continued							June 30, 2023 (unaudited)
Small Company Fund
Common Stock	Market Value			Market Value	Share Balance		Change in
								Realized
Security Name	as of	Purchases	Sales	as of	as of	Dividends	Unrealized
	March 31, 2023			June 30, 2023	June 30, 2023		Gain (Loss)	Gain/Loss
Alarm.com Holding, Inc. . .	$149,999,218	$—	$(8,523,389)	$145,377,804	2,813,038	$—	$11,448,892	$(7,546,917)
AppFolio, Inc. - Class A . .	193,229,930	—	(59,886,999)	199,719,066	1,160,213	—	58,121,477	8,254,658
Cryoport, Inc. . . . . . .	107,010,336	—	—	76,913,679	4,458,764	—	(30,096,657)	—
Enfusion, Inc. . . . . . .	51,496,494	6,159,850	—	61,906,137	5,517,481	—	4,249,793	—
Helios Technologies, Inc .	114,053,218	—	—	115,256,532	1,743,933	156,954	1,203,314	—
Olo, Inc - Class A . . . . .	72,474,843	6,339,422	—	62,511,379	9,676,684	—	(16,302,886)	—
OrthoPediatrics Corp. . . .	82,129,117	4,773,964	—	85,754,814	1,955,640	—	(1,148,267)	—
Vericel Corp. . . . . . .	113,450,251	—	—	145,372,644	3,869,381	—	31,922,393	—
Xometry, Inc. . . . . . .	47,537,370	4,607,948	—	73,781,779	3,483,559		21,636,461	—
Investments no longer affiliated as of June 30, 2023				$ 966,593,834	34,678,693	$156,954	$81,034,520	$707,741

PROS Holdings, Inc. . . .	$74,215,092	$—	$ (19,262,421)	$61,856,194	2,008,318	$—	$14,190,536	$(7,287,013)
				$61,856,194	2,008,318	$—	$14,190,536	$(7,287,013)

GRAND TOTAL . . . . . . . . . . . . . . . . . . . . . . . .			. . . . . . .	$1,028,450,028	36,687,011	$156,954	$95,225,056	$(6,579,272)

International Small Company Fund
Common Stock	Market Value			Market Value	Share Balance		Change in
								Realized
Security Name	as of	Purchases	Sales	as of	as of	Dividends	Unrealized
	March 31, 2023			June 30, 2023	June 30, 2023		Gain (Loss)	Gain/(Loss)
HIDAY HIDAKA Corp. . . .	$43,722,929	$1,898,159	$—	$45,815,797	2,817,984	$196,039	$194,709	$—
Lectra . . . . . . . . .	105,620,545	4,101,278	—	83,967,802	2,818,673	1,062,326	(25,754,021)	—
Nexus AG . . . . . . . .	82,349,528	—	—	85,428,552	1,385,636	231,612	3,079,024	—
Software Service, Inc. . . .	32,467,563	—	—	36,045,038	483,825	—	3,577,475	—
Stratec Biomedical AG . .	63,553,175	3,082,385	—	68,133,104	984,835	722,764	1,497,544	—
				$319,390,293	8,490,953	$2,212,741	$(17,405,269)	$—

GRANDTOTAL . . . . . . . . . . . . . . . . . . . . . . . .			. . . . . . . .	$319,390,293	8,490,953	$2,212,741	$(17,405,269)	$—

QUARTERLY REPORT